BANK LOANS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 Segments	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of operating segments | Segments	3
Number of operating segments | Segments	3
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Receivables		$ 18,310
Accounts Payable		15,627
Other Liabilities, Current		$ 21,215